Business combinations (Details) ¥ in Millions				1 Months Ended
	May 31, 2025 USD ($)	Jan. 26, 2025 CNY (¥)	Jan. 26, 2025 USD ($)	Apr. 30, 2024 USD ($)
Shanghai Kuanghui
Business combination
Acquisition Percentage (%)		100.00%	100.00%
Total consideration	$ 68,730,000	¥ 500.0	$ 68,730,000,000,000
Billionaire
Business combination
Acquisition Percentage (%)				55.00%
Total consideration				$ 2,156,000